SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDS INSTITUTIONAL CLASS MARCH 24,1997 PROSPECTUS
The following information replaces similar information found in "Who May Want to Invest" on page 3.
   Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries). Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions and program requirements. In addition, Institutional Class shares are available through certain intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Institutional Class shares are also offered to insurance company separate accounts used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth are non-diversified funds and may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. You may obtain more information about Class A, Class T, and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The following information replaces similar information relating to Natural Resources found in "Expenses" on page 4.
NATURAL RESOURCES   Management fee     0.60%

                    12b-1 fee          None

                    Other expenses     0.72%

                    Total operating    1.32%
                    expenses

The following footnote replaces similar footnotes found in "Expenses" on page 4.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
The following information replaces similar information found in "Charter" on page 14.
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Consumer Industries, Cyclical Industries, Health Care, Technology, and Utilities Growth are non-diversified funds and Financial Services is a diversified fund of Fidelity Advisor Series VII, a Massachusetts business trust organized on March 21, 1980. Natural Resources is a non-diversified fund of Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Each trust is an open-end management company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 14.
Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 14.
Beso Sikharulidze is manager of Advisor Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 14.
Nick Thakore is manager of Advisor Utilities Growth, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania.
The following information replaces similar information found in "Investment Principles and Risks" section on page 15.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The following information replaces similar information found in the "Securities and Investment Practices" section beginning on page 16.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, Financial Services may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund (except Financial Services) is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services) does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
The following information replaces similar information in "Fundamental Investment Policies and Restrictions" section on page 18.
EACH FUND (except Natural Resources) seeks capital appreciation.
Each fund invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
The following information supplements the information found in "Exchange Restrictions" on page 28.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.